Selected accounting policies - Schedule of useful lives for property, plant, and equipment (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bottom of range | Furniture and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bottom of range | Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Top of range | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Top of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Top of range | Furniture and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Top of range | Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years